LONG-TERM DEBT (Details 2) - Revolving Credit Facilities [Member] - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Long-Term Debt [Line Items]
Total facility amount	CAD 1,400,000	CAD 2,000,000
Amount drawn	(899,595)	(1,362,192)
Letters of credit outstanding	(7,400)	(20,100)
Unutilized capacity	CAD 493,005	CAD 617,708